DEPOSITS	6 Months Ended
Jun. 30, 2026
Disclosure of security deposits and maintenance reserves [Abstract]
DEPOSITS	DEPOSITS

Description	June 30, 2026 (Unaudited)	December 31, 2025

Security deposits	722,563	807,590
Maintenance reserves	2,662,828	2,797,710

Total	3,385,391	3,605,300

Provision for loss	(583,755)	(725,591)

Total net	2,801,636	2,879,709

Current	300,945	502,085
Non-current	2,500,691	2,377,624
The movement in security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

On December 31, 2025	807,590	2,072,119	2,879,709

Additions	104,184	307,372	411,556
Returns	(146,007)	(22,493)	(168,500)
Provision movement	—	99,008	99,008
Use by the lessor	—	(258,059)	(258,059)
Foreign currency exchange	(43,204)	(118,874)	(162,078)

On June 30, 2026 (Unaudited)	722,563	2,079,073	2,801,636
The movement in the allowance for losses is as follows:

Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Balances at the beginning of the period	(725,591)	(238,088)
Movements
Additions	(138,757)	(73,535)
Reversals	—	33,803
Utilization	237,765	77,036

	99,008	37,304

Foreign currency exchange	42,828	25,963

Balances at the end of the period	(583,755)	(174,821)